`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     May 13, 2002

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	86

Form 13F Information Table Value Total:	292,787

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109      863    54983 SH       SOLE                                      54983
AT&T Corp AT&T Wireless Group  COM              00209A106      164    18333 SH       SOLE                                      18333
Advanced Auto Parts Com        COM              00751Y106      870    18908 SH       SOLE                                      18908
American Express Co Com        COM              025816109     7356   179602 SH       SOLE                                     179602
American Intl Group Com        COM              026874107     1130    15668 SH       SOLE                                      15668
Amgen Inc                      COM              031162100      482     8079 SH       SOLE                                       8079
Aquila Inc Com                 COM              03840P102     1745    70250 SH       SOLE                                      70250
BP Amoco P L C Sponsored Adr   COM              055622104     3987    75080 SH       SOLE                                      75080
Bank Of America Corp New       COM              060505104      865    12711 SH       SOLE                                      12711
Bell South Corp NFSC           COM              079860102     4047   109806 SH       SOLE                                     109806
Berkshire Hathaway Inc Del Cl  COM              084670108     1564       22 SH       SOLE                                         22
Berkshire Hathaway Inc Del Cl  COM              084670207    10499     4432 SH       SOLE                                       4432
Bluegreen Corp                 COM              096231105      150    30000 SH       SOLE                                      30000
Bristol Myers Squibb           COM              110122108      225     5547 SH       SOLE                                       5547
Cendant Corp                   COM              151313103      663    34556 SH       SOLE                                      34556
ChevronTexaco Corp Com         COM              166764100    12747   141211 SH       SOLE                                     141211
Cisco Sys Inc                  COM              17275R102     8467   500093 SH       SOLE                                     500093
Citigroup Inc.                 COM              172967101      354     7142 SH       SOLE                                       7142
Coca-Cola                      COM              191216100     8562   163827 SH       SOLE                                     163827
Colgate Palmolive              COM              194162103      253     4419 SH       SOLE                                       4419
ConAgra, Inc.                  COM              205887102     2044    84283 SH       SOLE                                      84283
Countrywide Cr Ind Del Com     COM              222372104      227     5075 SH       SOLE                                       5075
Dell Computer                  COM              247025109     6465   247615 SH       SOLE                                     247615
Du Pont E I De Nemours Com     COM              263534109      680    14429 SH       SOLE                                      14429
Duke Energy Corp               COM              264399106     3318    87790 SH       SOLE                                      87790
E M C Corp Mass Com            COM              268648102      219    18361 SH       SOLE                                      18361
Eli Lilly & Co.                COM              532457108     3195    41926 SH       SOLE                                      41926
Ericsson L M Tel Co Adr Cl B S COM              294821400     4806  1149784 SH       SOLE                                    1149784
Exxon Mobil Corp Com           COM              30231G102    15843   361468 SH       SOLE                                     361468
Fannie Mae                     COM              313586109     6307    78951 SH       SOLE                                      78951
Freddie Mac                    COM              313400301     9507   150022 SH       SOLE                                     150022
Fulton Finl Corp PA Com        COM              360271100      326    13014 SH       SOLE                                      13014
GB Hldgs Inc Com               COM              36150A109       47    18892 SH       SOLE                                      18892
General Dynamics Corp Com      COM              369550108     6178    65763 SH       SOLE                                      65763
General Electric Co            COM              369604103     8175   218295 SH       SOLE                                     218295
Gillette                       COM              375766102     4966   146021 SH       SOLE                                     146021
Home Depot                     COM              437076102    11149   229355 SH       SOLE                                     229355
Honeywell Intl Inc             COM              438516106      540    14100 SH       SOLE                                      14100
Huntington Bancshares Com      COM              446150104      217    11002 SH       SOLE                                      11002
Intel                          COM              458140100    18517   608907 SH       SOLE                                     608907
International Business Machine COM              459200101      253     2435 SH       SOLE                                       2435
J P Morgan Chase & Co          COM              616880100     1174    32937 SH       SOLE                                      32937
Johnson & Johnson              COM              478160104     1539    23701 SH       SOLE                                      23701
Juniper Networks Inc Com       COM              48203R104      126    10000 SH       SOLE                                      10000
Lucent Technologies Com        COM              549463107       33     7003 SH       SOLE                                       7003
MBNA Corp Com                  COM              55262L100     6075   157505 SH       SOLE                                     157505
Merck & Co, Inc.               COM              589331107     9449   164110 SH       SOLE                                     164110
Microsoft                      COM              594918104    10480   173776 SH       SOLE                                     173776
Nokia Corp Sponsored Adr       COM              654902204     7492   361227 SH       SOLE                                     361227
Nortel Networks Corp New       COM              656568102      145    32200 SH       SOLE                                      32200
Northrop Grumman Corp Com      COM              666807102     1924    17020 SH       SOLE                                      17020
Oracle Corp Com                COM              68389X105     8915   696502 SH       SOLE                                     696502
Payless Cashways Inc Com Par $ COM              704378405        0    13114 SH       SOLE                                      13114
Pfizer                         COM              717081103    15555   391418 SH       SOLE                                     391418
Pro Elite Inc Com New          COM              74266D204       25    50000 SH       SOLE                                      50000
Proctor & Gamble               COM              742718109     8236    91421 SH       SOLE                                      91421
Progress Energy Inc            COM              743263105      777    15532 SH       SOLE                                      15532
Raytheon Co Com New            COM              755111507     6890   167837 SH       SOLE                                     167837
Royal Dutch Pete. (Shell)      COM              780257804     1483    27300 SH       SOLE                                      27300
SBC Communications Inc         COM              78387G103     6482   173140 SH       SOLE                                     173140
Sara Lee                       COM              803111103     2006    96637 SH       SOLE                                      96637
Student Loan Corp              COM              863902102     3076    33585 SH       SOLE                                      33585
Sun Microsystems Inc           COM              866810104      857    97141 SH       SOLE                                      97141
SunTrust Banks                 COM              867914103     1865    27952 SH       SOLE                                      27952
Teco Energy Inc.               COM              872375100     2626    91705 SH       SOLE                                      91705
Tele Danmark                   COM              87236N102      160    10040 SH       SOLE                                      10040
USA Education Inc              COM              90390U102    14783   151155 SH       SOLE                                     151155
Verizon Communications Com     COM              92343V104     1992    43208 SH       SOLE                                      43208
Wal-mart Stores Inc            COM              931142103      535     8730 SH       SOLE                                       8730
Walt Disney Co                 COM              254687106     2644   114539 SH       SOLE                                     114539
Worldcom Inc Com               COM              98157D106      908   134791 SH       SOLE                                     134791
Developers Divers Rlty Pfd DP  PFD              251591301      562    22325 SH       SOLE                                      22325
Duke Energy Corp Units         PFD              264399106      319    12415 SH       SOLE                                      12415
Enron Capital LLC Pfd Mips 8%  PFD              P37307108        0    12842 SH       SOLE                                      12842
Equity Office Pptys Tr Pfd A R PFD              294741202      541    21390 SH       SOLE                                      21390
Ford Mtr Co Cap Tr Pfd         PFD              345343206      287    11115 SH       SOLE                                      11115
General Mtrs Corp Quids 7.25%  PFD              370442816      535    21965 SH       SOLE                                      21965
General Mtrs Corp Sr Nt 7.375% PFD              370442766      287    11575 SH       SOLE                                      11575
MBNA Cap C Toprs 8.25%         PFD              55263V206      653    25475 SH       SOLE                                      25475
SBC Communications Inc Pines 7 PFD              78387G301      244     9750 SH       SOLE                                       9750
Southern Co Cap Tr III Quips 7 PFD              84258T208      607    24190 SH       SOLE                                      24190
Wells Fargo Capital IV Gtd Cap PFD              94976Y207      407    16575 SH       SOLE                                      16575
Broadwing Inc                  PFD CV           111620407      573    17565 SH       SOLE                                      17565
CMS Energy Corp Acts           PFD CV           125896308      427    14450 SH       SOLE                                      14450
Alliance Cap Mgmt Hldg Unit Lt                  01855A101      824    17755 SH       SOLE                                      17755
La Quinta Pptys Inc Paired Ctf                  50419U202      297    41506 SH       SOLE                                      41506